UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811- 21748

 Bread & Butter Fund, Inc.

(Exact name of registrant as specified in charter)

3633 Hill Rd 3rd Flr. Parsippany, NJ 07054

(Address of principal executive offices) (Zip code)

James B Potkul, Potkul Capital Management LLC.

 3633 Hill Rd 3rd Flr. Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code:   973-331-1000

Date of fiscal year end:      December 31

Date of reporting period:   December 31,  2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the  transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

A No Load Capital Appreciation Fund

BABFX

Annual Report

December 31, 2014

Phone: (888) 476-8585

(440) 922-0066

BreadandButterFund.com

BREAD & BUTTER FUND

SHAREHOLDER LETTER

DECEMBER 31, 2014 (UNAUDITED)

Dear Fellow Shareholders,

The Bread & Butter Fund achieved a return of 1.82% with dividend and capital gains reinvested for the twelve month period ending December 31, 2014 against a return of the S&P 500 index without and with dividends reinvested of 11.39% and 13.69% respectively.

The Fund continues to strongly adhere to the Contrarian Value investment strategy.  Currently, both bonds and stocks are highly priced and offer little opportunity for new investment so the cash position continued to grow whenever a security was sold. The cash position as of December 31, 2014 was 36%. The last time the Fund had such high cash levels was in March 2008. Our experience has taught us to do nothing but wait and prepare for future bargains when investment valuations are expensive. The cash is currently invested in short term paper/money markets earning close to 0%. Cash earning close to nothing is definitely not a good place to park long term as purchasing power of your money will fall behind living expenses. Also by sitting in liquid short term paper, the Fund is exposed to currency risk, mainly the US dollar. The US dollar index has strengthened to multi-year highs vs other major currencies which has been favorable. This cash position does give the Fund the added liquidity to invest when asset prices become much more favorably priced.

The main contributors to Fund performance over the six month period ending December 31, 2014 is Yahoo, Consolidated Tomoka Land, Berkshire Hathaway and Walmart. The main detractors to Fund performance over the same period was Statoil, Noble Corp, Ensco PLC, Paragon Offshore PLC and 22nd Century Group.

Over the six month period ending December 31, 2014, the Fund purchased new stocks in Rowan Companies and Tower Semiconductor LTD.  Rowan Companies was purchased at a 50% discount to its tangible book value. The last time this stock traded at such a valuation was at the depths of the early 2009 market correction when Rowan was purchased by the Fund then later sold at a much higher price. Rowan is an offshore rig company with a competitive modern fleet, a reasonable balance sheet and a realistic dividend payout rate. The company should be able to weather the current difficult energy market. Tower Semiconductor was the other stock purchased over this time period. Tower was a misunderstood company undergoing a major shift in which investors failed to recognize until recently.  A joint venture project with Panasonic as well as additional market opportunities has given Tower earnings acceleration potential. The hope is that Tower can continue its successful turnaround strategy and the stock price should eventually reflect this earnings growth potential.

Over the six month period ending December 31, 2014, the Fund sold stock in Loews Corp, Genworth Financial, Skyline Corp., ENSCO PLC and Paragon Offshore and sold a partial position in Yahoo. Loews Corp was a long term holding of the Fund. Our patience in Loews has deteriorated over time due to poor investments made by the company in Highmont the former energy subsidiary, poor operating performance of Boardwalk Pipeline and slow improvement of CNA insurance. The management was not able to capitalize on the financial crisis in 2008-2009 and thereafter given the large cash position

BREAD & BUTTER FUND

SHAREHOLDER LETTER (CONTINUED)

DECEMBER 31, 2014 (UNAUDITED)

of the company. A lack of any key acquisitions over this period was a major missed opportunity. With a lack of value building opportunities in a currently elevated asset marketplace, the opportunities for improvement and acquisitions seem distant. Loews Corp was sold to make room for a future undervalued security with better opportunity to reward shareholders. In the case of Genworth Financial, it was sold when a surprisingly large reserve deficiency within its long term care business was announced in their earnings call. We were disappointed by such poor execution by management since in past conference calls there was no indication or concern of deficiency in the long term care segment. The Fund sold Genworth and made a considerable long term profit. Finally Skyline, ENSCO and Paragon were sold due to changing dynamics within their industries and tax losses taken to offset capital gains for after tax efficiency.

Some Market Observations

The advisor is continually researching for undervalued investments.  The number of undervalued securities in our research process is probably the lowest ever. Even in the late 1990’s during the technology/internet and growth stock bubble there were more opportunities for undervalued investments compared to today. The graph below depicts the valuation of the broad market index, the Wilshire 5000 to GDP. As you can see it is at a historically high level. Can it continue higher? Sure it can since a similar graph was in the semi-annual 2014 report yet stocks continued to rise. Most stock market peaks or troughs overshoot so this indicator does not give precise timing. Since this indicator is flashing caution and the number of undervalued assets is low, it does make sense to wait patiently for better entry prices.

A Buffett Indicator Variant: Wilshire 5000 to GDP
dshort.com
January 2015
Q4 Advance Estimate
Ratio
Mean
Numerator: The Wilshire 5000 Stock Index
Denominator: Nominal Quarterly GDP
160%
140%
120%
100%
80%
60%
40%
20%
0%
1970
1975
1980
1985
1990
1995
2000
2005
2010
2015
136.5%
+2SD
123.2%
119.3%
104.9%
+1SD
97.4%
80.9%
Mean
71.6%
72.6%
56.8%
-1SD
45.7%
34.6%

BREAD & BUTTER FUND

SHAREHOLDER LETTER (CONTINUED)

DECEMBER 31, 2014 (UNAUDITED)

Now lets take a look at the interest rates on a few global sovereign bonds.

	2 Year %	5 Year %	10 Year %	30 Year %
German Bund	-0.22%	-0.05%	0.37%	0.97%
Swiss Bonds	-0.865%	-0.411%	0.088%	0.613%
US Treasuries	0.64%	1.51%	2.01%	2.62%

Just to clarify that this was not a misprint, the German and Swiss Bonds were negative at a 5 year maturity. As an investor, this is like picking up pennies on a railroad track in front of a charging freight train. It is obvious that the sovereign bond markets are in the midst of the biggest bubble ever. Even the 10 year US treasury is not far off its lows as represented by the graph below. Buying bonds at any lengthy maturity can be a risky proposition for capital loss. It is very difficult to predict when and how swiftly rates could reverse.  These insanely low rates are a consequence of Central Bank policies. The temptation to invest in such elevated markets in order to try to keep up with the indices is a risky proposition for most investors and is best to avoid such a situation.

Thank you for your continued support and investment in the Fund. If you have any questions or comments do not hesitate to call or email the Fund.

Respectfully Submitted,

James Potkul

President and Chief Investment Officer

The views contained in this report are those of the Fund’s portfolio manager as of December 31, 2014, and may not reflect his views on the date this report is first published or anytime thereafter. The preceding examples of specific investments are included to illustrate the Fund’s investment process sand strategy. There can be no assurance that such investments will remain represented in the Fund’s portfolios. Holdings and allocations are subject to risks and to change. The views described herein do not constitute investment advice, are not a guarantee of future performance, and are not intended as an offer or solicitation with respect to the purchase or sale of any security.

BREAD & BUTTER FUND

PORTFOLIO ILLUSTRATION

DECEMBER 31, 2014 (UNAUDITED)

Top Ten Holdings
(% of Net Assets)

Berkshire Hathaway, Inc. - Class B	9.44%
Micron Technology, Inc.	8.39%
Yahoo, Inc.	6.05%
American International Group, Inc.	5.03%
General Motors Co.	4.96%
Philip Morris International, Inc.	4.88%
Tyson Foods, Inc. - Class A	4.80%
Consolidated Tomoka Land Co.	3.34%
Wal-Mart Stores, Inc.	3.08%
Chipmos Technologies Bermuda Ltd.	2.79%
52.76%

Asset Allocation
(% of Net Assets)

Short Term Investments	31.53%
Semiconductors & Related Devices	12.77%
Diversified Holdings Cos.	9.44%
Consumer Products	6.36%
Services-Computer Integrated Systems Design	6.05%
Insurance	5.03%
Motor Vehicles & Passenger Car Bodies	4.96%
Meat Packing Plants	4.80%
Real Estate	3.34%
Oil Field Services	3.09%
Retail	3.08%
Healthcare-Pharmaceuticals	2.50%
Oil & Gas Exploration/Production	1.27%
Closed-End Trust	1.22%
Assets in Excess of Liabilities	4.56%
100.00%

BREAD & BUTTER FUND

PORTFOLIO ILLUSTRATION

DECEMBER 31, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments. Sectors are based on Morningstar® classifications.

Closed End Trust
1.28%
Consumer Cyclical
5.20%
Consumer Defensive
13.37%
Energy
4.56%
Financial Services
15.16%
Healthcare
4.18%
Real Estate
3.50%
Technology
19.72%
Cash Equivalents
33.03%

BREAD & BUTTER FUND

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2014 (UNAUDITED)

Bread & Butter Fund

Comparison of the Change in Value of a $10,000 Investment in the Bread & Butter Fund and the S&P 500 Index.

$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
10/31/2005
12/31/2005
12/31/2006
12/31/2007
12/31/2008
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/31/2013
12/31/2014
Bread & Butter Fund $15,697
S&P 500 $20,727

Average Annual Total Returns (a) (for periods ended December 31, 2014)	1 Year	5 Year	Since Inception
Bread & Butter Fund *	1.82%	7.49%	5.04%
S&P 500 (with dividends reinvested) **	13.69%	15.46%	8.28%
S&P 500 (without dividends reinvested)	11.39%	13.05%	6.43%

(a)  The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* Initial public offering of shares was October 31, 2005.

BREAD & BUTTER FUND

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2014 (UNAUDITED)

**The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

This chart assumes an initial investment of $10,000 made on October 31, 2005. Past performance doesn't guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, maybe worth more or less then their original cost.  All returns reflect reinvested dividends but do not reflect the impact of taxes.

Current performance may be higher or lower than the performance quoted.

BREAD & BUTTER FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014

Shares		Value

COMMON STOCKS - 62.69%

Consumer Products - 6.36%
15,000	22nd Century Group, Inc. *	$ 24,750
1,000	Philip Morris International, Inc.	81,450
		106,200
Diversified Holding Cos. - 9.44%
1,050	Berkshire Hathaway, Inc. - Class B *	157,658

Healthcare-Pharmaceutical - 2.50%
400	Johnson & Johnson	41,828

Insurance - 5.03%
1,500	American International Group, Inc.	84,015

Meat Packing Plants - 4.80%
2,000	Tyson Foods, Inc. - Class A	80,180

Motor Vehicles & Passenger Car Bodies - 4.96%
2,373	General Motors Co.	82,841

Oil & Gas Exploration\Production - 1.27%
1,200	Statoil ASA ADR	21,132

Oil Field Services - 3.09%
1,000	Noble Corp. (United Kingdom)	16,570
1,500	Rowan Companies Plc.	34,980
		51,550
Real Estate - 3.34%
1,000	Consolidated Tomoka Land Co.	55,800

Retail - 3.08%
600	Wal-Mart Stores, Inc.	51,528

Semiconductors & Related Devices - 12.77%
2,000	Chipmos Technologies Bermuda Ltd. (Taiwan)	46,640
4,000	Micron Technology, Inc. *	140,040
2,000	Tower Semiconductor Ltd. (Israel) *	26,660
		213,340
Services-Computer Integrated Systems Design - 6.05%
2,000	Yahoo, Inc. *	101,020

TOTAL COMMON STOCKS (Cost $522,768) - 62.69%		1,047,092

* Non-income producing securities during the period.

ADR - American Depository Receipt

 The accompanying notes are an integral part of these financial statements.

BREAD & BUTTER FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2014

Shares		Value

CLOSED-END TRUST - 1.22%
500	Central Gold Trust (Canada) *	$ 20,325
TOTAL CLOSED-END TRUST (Cost $23,140) - 1.22%		20,325

SHORT TERM INVESTMENTS - 31.53%
526,556	Fidelity Institutional Treasury Only Money Market - Class I 0.01% **	526,556
TOTAL SHORT-TERM INVESTMENTS (Cost $526,556) - 31.53%		526,556

TOTAL INVESTMENTS (Cost $1,072,464) - 95.44%		1,593,973

ASSETS IN EXCESS OF LIABILITIES - 4.56%		76,151

NET ASSETS - 100.00%		$ 1,670,124

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at December 31, 2014.

The accompanying notes are an integral part of these financial statements.

BREAD & BUTTER FUND

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2014

Assets:
Investments in Securities, at Value (Cost $1,072,464)	$ 1,593,973
Cash	77,315
Receivables:
Shareholder Subscriptions	550
Dividends and Interest	1,301
Total Assets	1,673,139
Liabilities:
Management Fees	1,508
Accrued Expenses	1,507
Total Liabilities	3,015

Net Assets	$ 1,670,124

Net Assets Consist of:
Capital Stock	$ 115
Paid In Capital	1,148,500
Unrealized Appreciation in Value of Investments	521,509
Net Assets, for 115,163 Shares Outstanding	$ 1,670,124

Net Asset Value Per Share	$ 14.50

The accompanying notes are an integral part of these financial statements.

BREAD & BUTTER FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2014

Investment Income:
Dividends (net of $328 of foreign tax withheld)	$ 16,822
Interest	135
Total Investment Income	16,957

Expenses:
Advisory	16,823
Transfer Agent	6,000
Custody	3,600
Professional	10,600
Insurance	406
Registration	2,420
Quote and Fees	3,500
Software	300
State & Local Taxes	500
Printing & Postage	207
Other Expenses	910
Total Expenses	45,266
Less fees waived and expenses reimbursed by Advisor	(11,620)
Net Expenses	33,646

Net Investment Loss	(16,689)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	77,873
Net Change in Unrealized Depreciation on Investments	(30,702)
Realized and Unrealized Gain on Investments	47,171

Net Increase in Net Assets Resulting from Operations	$ 30,482

The accompanying notes are an integral part of these financial statements.

BREAD & BUTTER FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Years Ended
	12/31/2014	12/31/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (16,689)	$ (10,432)
Realized Gain (Loss) on Investments	77,873	(1,596)
Unrealized Appreciation (Depreciation) on Investments	(30,702)	284,701
Net Increase in Net Assets Resulting from Operations	30,482	272,673

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	(37,911)	-
Total Distributions Paid to Shareholders	(37,911)	-

Capital Share Transactions	(571)	(17,061)

Total Increase (Decrease) in Net Assets	(8,000)	255,612

Net Assets:
Beginning of Year	1,678,124	1,422,512

End of Year (Including Undistributed Net Investment Income (Loss) of $-, and $-, respectively)	$1,670,124	$1,678,124

The accompanying notes are an integral part of these financial statements.

BREAD & BUTTER FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Years Ended
	12/31/ 2014	12/31/ 2013	12/31/ 2012	12/31/ 2011	12/31/ 2010

Net Asset Value, at Beginning of Period	$ 14.57	$ 12.22	$ 11.67	$ 11.46	$ 10.34

Income From Investment Operations:
Net Investment Income (Loss) *	(0.15)	(0.09)	(0.03)	(0.05)	(0.02)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.42	2.44	0.58	0.26	1.14
Total from Investment Operations	0.27	2.35	0.55	0.21	1.12

Distributions:
Net Investment Income	-	-	-	-	-
Realized Gains	(0.34)	-	-	-	-
Total Distributions	(0.34)	-	-	-	-

Net Asset Value, at End of Period	$ 14.50	$ 14.57	$ 12.22	$ 11.67	$ 11.46

Total Return **	1.82%	19.23%	4.71%	1.83%	10.83%

Net Assets at End of Period (Thousands)	$ 1,670	$ 1,678	$ 1,423	$ 1,396	$ 1,373

Ratio of Expenses to Average Net Assets
Before Waivers	2.69%	2.88%	3.00%	2.91%	3.53%
After Waivers	2.00%	2.00%	2.00%	2.00%	1.76%
Ratio of Net Investment Income (Loss) to Average Net Assets
After Waivers	(0.99)%	(0.66)%	(0.22)%	(0.43)%	(0.21)%

Portfolio Turnover	11.33%	19.90%	30.28%	36.63%	49.92%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

BREAD & BUTTER FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2014

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:  The Bread & Butter Fund, Inc. (the "Fund"), is an open-end, no-load, non-diversified regulated investment company that was incorporated in the state of New Jersey on March 2, 2004.  The Fund commenced investment operations October 31, 2005. The Fund is authorized to issue 100,000,000 shares of $0.001 par value capital stock.

The Fund's investment objective is to seek long-term capital appreciation primarily by investing in securities that Potkul Capital Management LLC (the "Adviser") believes are undervalued. The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than diversified portfolios.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 4.

Foreign Currency:  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Federal Income Taxes:  The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2011-2014, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the

BREAD & BUTTER FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

year ended December 31, 2014, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized, over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Use of Estimates:  The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting. Actual results could differ from those estimates.

Reclassifications: In accordance with GAAP, the Fund recorded a permanent book/tax difference of $16,689 from net investment loss to paid-in-capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

NOTE 2. INVESTMENT ADVISORY AGREEMENT

The Fund has an investment advisory agreement with the Adviser to furnish investment advisory and certain other management services to the Fund. The Fund will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of 1.00%.  The Adviser will absorb all expenses of the Fund so that the Fund's total expense ratio is equal to or less than 2.00%.  The Adviser has contractually agreed through May 30, 2016 to reimburse the Fund for expenses that exceed 2.00% per year of the averaged total net assets of the Fund. The Fund does not consider “Acquired Fund Fees and Expenses” to be fund operating expenses subject to the 2.00% limit. The Fund will not refund the Adviser for these reimbursements. The Fund will bear its own operating expenses which will include director's fees, legal and accounting fees, interest, taxes, brokerage commissions, bookkeeping and record maintenance, operating its office,

BREAD & BUTTER FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

transfer agent and custodian fees.  For the year ended December 31, 2014, the Adviser earned $16,823 pursuant to the advisory agreement.  The Adviser waived $11,620 in advisory fees for the year ended December 31, 2014.   At December 31, 2014, the Fund owed the Advisor $1,508 for management fees.

James B. Potkul is the President and Chief Investment and Compliance Officer of the Fund. Mr. Potkul is also the President/Chief Investment Officer and Principal of the Adviser.

NOTE 3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 2014 were $134,876 and $380,512, respectively.

NOTE 4. SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Directors has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and

BREAD & BUTTER FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common and preferred stock). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2014:

	Financial Instruments – Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 1,047,092	$ -	$ -	$ 1,047,092
Closed-End Trust	20,325	-	-	20,325
Short-Term Investment	526,556	-	-	526,556
	$ 1,593,973	$ -	$ -	$ 1,593,973

* Industry classifications for these categories are detailed on the Fund's Schedule of Investments.

The Fund did not hold any Level 3 assets during the year ended December 31, 2014. The Fund did not hold any derivative instruments at any time during the year ended December 31, 2014. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

BREAD & BUTTER FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

NOTE 5. CAPITAL SHARE TRANSACTIONS

As of December 31, 2014, there were 100,000,000 shares of $.001 per value capital stock authorized.  The total par value and paid-in capital totaled $1,148,615. Transactions in capital stock were as follows for years ended December 31, 2014 and 2013:

	December 31, 2014		December 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	624	$ 9,247	2,474	$ 32,500
Shares reinvested	2,496	36,392	-	-
Shares redeemed	(3,104)	(46,210)	(3,708)	(49,561)
Total increase (decrease)	16	$ (571)	(1,234)	$ (17,061)

NOTE 6.   TAX MATTERS

The Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of December 31, 2014, the Fund’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

Unrealized Appreciation	$521,509
Undistributed Realized Gains	-
Undistributed Ordinary Income	-
Total Distributable Earnings, Net	$521,509

Capital loss carryforwards in the amount of $39,958 were utilized during the year ended December 31, 2014.  The Fund has no capital loss carryforwards remaining.

As of December 31, 2014, the tax basis components of unrealized appreciation (depreciation) and cost of investment securities were as follows:

Gross unrealized appreciation on investment securities                           $      528,382

Gross unrealized depreciation on investment securities                           (6,873)

Net unrealized depreciation on investment securities                              $       521,509

Tax Cost of investment securities, including short-term investments     $    1,072,464

On December 30, 2014, the Fund paid a long-term capital gain distribution of $.3366 per share to shareholders on December 29, 2014 for a total distribution of $37,911.

There were no distributions paid during the year ended December 31, 2013.

The tax character of distributions paid during the years ended December 31, 2014 and 2013 were as follows:

	2014	2013
Ordinary Income	$ -	$ -
Long-term Gain	$ 37,911	$ -

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

  of Bread & Butter Fund, Inc.

We have audited the accompanying statement of assets and liabilities of the Bread & Butter Fund, Inc., (the "Fund") including the schedule of investments, as of December 31, 2014 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund was not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and cash owned as of December 31, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Bread & Butter Fund, Inc. as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the  period then ended, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania

February 21, 2015

BREAD & BUTTER FUND

EXPENSE ILLUSTRATION

DECEMBER 31, 2014 (UNAUDITED)

Expense Example

As a shareholder of the Bread & Butter Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2014 through December 31, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2014	December 31, 2014	July 1, 2014 through December 31, 2014

Actual	$1,000.00	$983.74	$10.00
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.12	$10.16

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

BREAD & BUTTER FUND

DIRECTORS AND OFFICERS

DECEMBER 31, 2014 (UNAUDITED)

DIRECTORS AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors.  Information pertaining to the Directors of the Fund is set forth below.  The SAI includes additional information about the Fund's Directors, and is available without charge, by calling 1-888-476-8585.  Each director may be contacted in writing to the director c/o Bread & Butter Fund, Inc., 3633 Hill Road, Parsippany, NJ 07054.

The following table provides information regarding each Fund who is not an “interested person” of the Fund, as defined in the Investment Company Act of 1940.

Name, Age, Address (a)	Position, Term & Length of Time Served with the Fund	Principal Occupations During Past 5 Years and Current Directorships
Donald J McDermott Age: 84	Director, Chairman of the Board 1 Year 9 Years	Retired Professor at Essex County College
Frank J Figurski Age: 51	Director 1 Year 9 Years	Global Systems Engineer, Sanofi-Aventis Inc.; Systems Analyst, Atlantic Health System
Theodore J Moskala Age: 50	Director 1 Year 9 Years	President of Nittany Management, Inc.

The following table provides information regarding each Director who is an “interested person” of the Fund, as defined in the Investment Company Act of 1940, and each officer of the Fund.

Name, Age, Address (a)	Position, Term and Length of Time Served with the Fund	Principal Occupations During Past 5 Years and Current Directorships
Jeffrey E. Potkul Age: 48	Director, Secretary 1 Year 9 Years	Director – Healthcare Economics Policy & Reimbursement at Covidien; Manager – Health Economics & Reimbursement Ethicon/Johnson & Johnson

(a) 3633 Hill Road, Parsippany, NJ 07054.

Directors of the Fund are considered "Interested Directors" as defined in the Investment Company Act of 1940 because these individuals are related to the Fund’s Investment Adviser. Jeffrey E.  Potkul is the brother of James B. Potkul, who is the President of the Fund and of the Fund’s Adviser.

The Directors received no fees for the year ended December 31, 2014.

BREAD & BUTTER FUND

ADDITIONAL INFORMATION

DECEMBER 31, 2014 (UNAUDITED)

PROXY VOTING GUIDELINES

Potkul Capital Management LLC., the Fund's Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. The Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12 month period ended June 30, is available without charge by calling the Fund at 1-888-476-8585, at the Fund's website http://www.breadandbutterfund.com or by visiting the Securities and Exchange Commission ("SEC's") website http://www.sec.gov.

QUARTERLY FILING OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Fund's website http://www.breadandbutterfund.com or at the SEC's website at http://www.sec.gov.  The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SHAREHOLDER MEETING

At the Annual meeting June 21, 2014, shareholders of record dated May 14, 2014 voted to unanimously elect the four board of director nominees and the registered public accounting firm until the next annual meeting.

Investment Adviser

Potkul Capital Management, LLC.

3633 Hill Road 3rd Flr.

Parsippany, NJ  07054

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Custodian

The Huntington National Bank

7 Easton Oval

Columbus, Ohio 43219

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001

This report is provided for the general information of the shareholders of Bread & Butter Fund. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

ITEM 2.  CODE OF ETHICS – The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT – The registrant’s board of directors has determined that the registrant does not have an audit committee financial expert.  The registrant does not feel the absence of a financial expert impacts the ability of the directors to fulfill its requirement because of the (1) straightforward nature of the Fund’s investment & accounting requirements; (2) fact that transfer agent and accounting functions are performed by an independent third party; (3) fact that annual results are audited by an independent accounting firm; (4) fact that there is only one fund in fund complex;(5) aggregate financial expertise of all officers and directors is adequate together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Registrant has engaged its principal accountant to perform audit and tax services during the past two fiscal years. “Audit services” refers to performing an audit of registrant’s financial statements, tests of internal controls and any other services provided in connection with regulatory or statutory filings. “Tax services” refers to the preparation of federal, state and excise tax returns

(a)

Audit Fees -  FY 2014  - $9400

                    FY 2013  - $9200

(b)

Audit Related Fees    Registrant     Adviser

      FY 2014                  $0             $0

      FY 2013                  $0             $0

(c)

Tax Fees          Registrant      Adviser

      FY 2014              $1900          $0

      FY 2013              $1800          $0

Nature of the Fees:  Preparation of tax returns

(d)

All Other Fees    Registrant      Adviser

      FY 2014               $0            $0

      FY 2013               $0            $0

(e)

(1)  Audit committee pre-approval policies

           The directors have not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)  None.

(f)

Not applicable.

(g)     The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

                       Registrant   Adviser

           FY 2014       $1900        $0

           FY 2013       $1800        $0

(h)     Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.   Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the    report to shareholders filed under Item 1 of this Form.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

          Not applicable.

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT  COMPANIES. Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS- Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES

(a) Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

 (a)  (1)      EX-99.CODE ETH.  Filed herewith.

(a)(2)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  ex-99cert Filed herewith.

(b)     Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  ex-99.906cert   Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bread & Butter Fund, Inc.

By /s/ James B. Potkul

--------------------------

       James B. Potkul

       President/Principal Financial Officer

Date March 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James B. Potkul

------------------------

       James B. Potkul

       President/Principal Financial Officer

Date March 3, 2015